STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation expense
Stock-based compensation expense was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	($ in millions)
Stock-based compensation	$1.6	$3.9	$6.0	$6.3
Mark-to-market adjustments	2.0	(3.1)	2.4	2.2
Total expense	$3.6	$0.8	$8.4	$8.5

Schedule of fair value of stock options granted
The fair value of each stock option granted, which typically vests ratably over three years, but not less than one year, was estimated on the date of grant, using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Grant date	2016	2015
Dividend yield	6.09%	2.92%
Risk-free interest rate	1.35%	1.69%
Expected volatility	32%	34%
Expected life (years)	6.0	6.0
Weighted average grant fair value (per option)	$1.90	$6.80
Weighted average exercise price	$13.14	$27.40
Shares granted	1,670,400	776,750